Non-Controlling Interest (NCI) - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non Controlling Interest [Line Items]
Current assets	$ 7,840,207	$ 8,980,159	$ 5,998,574
Non-current liabilities	(15,605,829)	(15,145,616)	(11,705,594)
Current liabilities	(2,172,523)	(2,295,147)	(1,941,299)
Revenues	14,122,890	12,365,918	11,107,561
Profit	5,138,631	4,731,081	3,353,559
OCI	(103,730)	(229,096)	784,226
Total comprehensive income	5,034,901	4,501,985	4,137,785
Profit allocated to NCI	101,263	81,961	71,675
Net cash provided by operating activities	7,235,619	6,168,702	5,641,203
Net cash provided by investment activities	(2,550,411)	(1,938,575)	(1,816,557)
Net cash used in financing activities	(6,166,694)	(1,687,316)	(1,771,185)
Increase in cash and cash equivalents	$ (1,578,686)	$ 2,542,005	$ 2,191,639
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Non Controlling Interest [Line Items]
NCI percentage	25.50%	25.50%	25.50%
Non-current assets	$ 5,924,963	$ 5,610,289	$ 6,117,021
Current assets	784,583	1,505,069	1,155,778
Non-current liabilities	(2,041,456)	(1,840,532)	(2,590,361)
Current liabilities	(498,817)	(1,162,848)	(480,267)
Net assets	4,169,273	4,111,978	4,202,171
Net assets attributable to NCI	1,063,165	1,048,554	1,071,554
Revenues	2,509,511	1,852,687	1,622,033
Profit	397,110	321,416	281,078
OCI	(103,569)	(225,169)	773,453
Total comprehensive income	293,541	96,247	992,944
Profit allocated to NCI	101,263	81,961	71,675
OCI allocated to NCI	(2,889)	(31,635)	117,787
Net cash provided by operating activities	772,358	625,619	729,858
Net cash provided by investment activities	(642,014)	(122,417)	13,673
Net cash used in financing activities	(137,040)	(202,264)	(156,099)
Increase in cash and cash equivalents	$ (6,696)	$ 300,938	$ 587,432